Statement of Compliance - Summary of Accounting Policy for Exchange Rates (Detail)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Exchange Rates [Abstract]
Weighted average rate	1.1015	1.1196	1.1298
Closing rate	1.1198	1.1234	1.1380